TEMPLETON INCOME TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

September 23, 2013

Filed Via EDGAR (CIK 0000795402)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:  Templeton Income Trust

File Nos. 033-6510 and 811-04706

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 18, 2013.

Very truly yours,

Templeton Income Trust

/s/LORI A. WEBER

Lori A. Weber

Vice President and

Secretary

LAW/dmm